SHAREHOLDERS' EQUITY (Schedule of Options Granted Resticted Share Unit) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of RSUs
Outstanding at beginning of year | shares	936,049
Changes during the year:
Granted | shares	716,395
Vested | shares	(622,799)
Forfeited | shares	(204,740)
Outstanding at end of year | shares	824,905
Weighted Average Grant Date Fair Value
Outstanding at beginning of year | $ / shares	$ 39.04
Changes during the year:
Granted | $ / shares	25.9
Vested | $ / shares	41.2
Forfeited | $ / shares	28.67
Outstanding at end of year | $ / shares	$ 28.57